Redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2016
Redeemable non-controlling interests
Schedule of the redeemable non-controlling interests

Amounts
RMB
Balances as of December 31, 2015	—

Additions	6,612,264
Net income attributable to mezzanine classified non-controlling interests shareholders	444,657

Balances as of December 31, 2016	7,056,921